May 3, 2019

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM LIFE INSURANCE COMPANY

 VARIABLE LIFE SEPARATE ACCOUNT

 1933 ACT REGISTRATION NO. 333-19521

 1940 ACT REGISTRATION NO. 811-08013

 In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, State Farm Life Insurance Company Variable Life Separate Account (the “Separate Account”) certifies that:

a)

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Separate Account’s registration statement on Form N-6 (including those portions incorporated by reference); and

b)	the text of the most recent post-effective amendment to the Separate Account’s registration statement was filed with the Commission via EDGAR on April 30, 2019.

Sincerely,

/s/ David Moore
David Moore
Counsel
(309) 766-1908